Material Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Material Accounting Policies [Abstract]
Schedule of Details of Company's Significant Subsidiaries	Details of the Company’s significant subsidiaries which are consolidated are as follows:
			Proportion of ownership interest held
Name of subsidiaries	Principal activity	Country of incorporation	March 31, 2024	March 31, 2023	Mineral properties
Silvercorp Metals China Inc.	Holding company	Canada	100%	100%
Silvercorp Metals (China) Inc.	Holding company	China	100%	100%
0875786 B.C. LTD.	Holding company	Canada	100%	100%
Fortune Mining Limited	Holding company	BVI (i)	100%	100%
Fortune Copper Limited	Holding company	BVI	100%	100%
Fortune Gold Mining Limited	Holding company	BVI	100%	100%
Victor Resources Ltd.	Holding company	BVI	100%	100%
Yangtze Mining Ltd.	Holding company	BVI	100%	100%
Victor Mining Ltd.	Holding company	BVI	100%	100%
Yangtze Mining (H.K.) Ltd.	Holding company	Hong Kong	100%	100%
Fortune Gold Mining (H.K.) Limited	Holding company	Hong Kong	100%	100%
Wonder Success Limited	Holding company	Hong Kong	100%	100%
New Infini Silver Inc. (“New Infini”)	Holding company	Canada	46.1%	46.1%
Infini Metals Inc.	Holding company	BVI	46.1%	46.1%
Infini Resources (Asia) Co. Ltd.	Holding company	Hong Kong	46.1%	46.1%
Golden Land (Asia) Ltd.	Holding company	Hong Kong	46.1%	46.1%
Henan Huawei Mining Co. Ltd. (“Henan Huawei”)	Mining	China	80%	80%	Ying Mining District
Henan Found Mining Co. Ltd. (“Henan Found”)	Mining	China	77.5%	77.5%
Xinshao Yunxiang Mining Co., Ltd. (“Yunxiang”)	Mining	China	70%	70%	BYP
Guangdong Found Mining Co. Ltd. (“Guangdong Found”)	Mining	China	99%	99%	GC
Infini Resources S.A. de C.V.	Mining	Mexico	46.1%	46.1%	La Yesca
Shanxi Xinbaoyuan Mining Co., Ltd. (“Xinbaoyuan”)	Mining	China	77.5%	77.5%	Kuanping

(i) British Virgin Islands (“BVI”)

Schedule of Details of Company's Associate	Details of the Company’s associates are as follows:
			Proportion of ownership interest held
Name of associate	Principal activity	Country of incorporation	March 31, 2024	March 31, 2023
New Pacific Metals Corp. (“NUAG”)	Mining	Canada	27.4%	28.2%
Tincorp Metals Inc. (“TIN”, formerly Whitehorse Gold Corp.)	Mining	Canada	29.7%	29.3%

Schedule of Estimated Useful Lives	The significant classes of plant and equipment and their estimated useful lives are as follows:
Buildings	20 years
Office equipment	5 years
Machinery	5-10 years
Motor vehicles	5 years
Land use rights	50 years
Leasehold improvements	Lesser of useful life or term of the lease